OTHER LONG-TERM LIABILITIES	12 Months Ended
Aug. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES
The carrying value of other long-term liabilities consists of:

	AUGUST 31, 2021	AUGUST 31, 2020
Contingent share consideration (i)	$5,538	$231
Lease liabilities (ii)	4,651	2,617
	$10,189	$2,848
i.    Contingent share consideration
In connection with the Company’s investment in alpha-cannabis® Pharma GmbH as described in Note 16, the Company has a commitment to deliver additional consideration of up to €875 in the form of the Company’s common shares contingent on the achievement of certain gross margin-based milestones. At August 31, 2021 , the Company revalued the contingent liability and recorded a corresponding gain in the statement of operations and comprehensive loss of $231 for the year ended August 31, 2021 (August 31, 2020 – gain of $886). At August 31, 2021 , the outstanding balance is $nil (August 31, 2020 – $231).

In connection with the Company's purchase of the Edibles and Infusions Corporation as described in Note 28, the Company has commitments to deliver additional consideration of up to $13,000 in the form of the Company's Common Shares contingent on the achievement of certain milestones. At the acquisition date the estimated fair value of the contingent consideration of $5,249 was recorded by the Company in the statement of financial position. At August 31, 2021 , the Company revalued the contingent liability and recorded a corresponding expense in the statement of operations and comprehensive loss of $3,789. At August 31, 2021 , the outstanding balance is $9,038 of which $3,500 has been included in accounts payable and accrued liabilities as it relates to the achievement of the first milestone earnout which was achieved and $5,538 (August 31, 2020 – $nil) recorded in other long-term liabilities.
ii.    Leases
The Company records its lease liabilities in accordance with IFRS 16, and as a result recognizes the right-of-use (“ROU”) assets and lease liabilities. ROU assets are recorded under property, plant, and equipment (Note 9) with current and long-term portion of lease liabilities recorded under accounts payable and accrued liabilities and other liabilities, respectively.

On March 13, 2020, the Company entered into a lease amending agreement for its Toronto corporate office: i) extending the term of its existing 5,007 square feet of office space lease (the “Existing Premises”) originally expiring on August 31, 2020; and ii) leasing an additional 6,572 square feet of office space adjacent to the Existing Premises (the “Additional Premises”). The term of the lease for Existing Premises was extended for a period of five years and two months commencing on September 1, 2020 and expiring on October 31, 2025. As this amending lease agreement for the Existing Premises is effectively a modification to the original lease agreement, the Company has recognized the ROU asset and corresponding lease liability pertaining to the Existing Premises as of the effective date of the lease amending agreement, which was March 13, 2020. Since the Additional Premises are considered an entirely new lease, the Company recognized the ROU assets and corresponding lease liabilities with respect to these premises on September 1, 2020.

On April 21, 2020, the Company, as sub-landlord, entered into a sublease agreement with a subtenant pursuant to which the Company agreed to sublease 3,099 square feet of its Additional Premises noted above for a period of five years and two months less a day commencing on September 1, 2020 and expiring on October 30, 2025 for a total of $251 per annum for an aggregate rental income of $1,296 over the term of the sublease. Under the terms, both parties have the mutual right to terminate the sublease upon six months’ written notice to either party, which shall not occur prior to August 31, 2023. This sublease agreement resulted in the recognition of a net investment in sublease by the Company under long-term assets in the statement of financial position.

On July 16, 2020, the Company, as sub-landlord, entered into a sublease agreement with a subtenant pursuant to which the Company agreed to sublease 3,473 square feet of its Additional Premises for a period of five years and two months less a day commencing on September 1, 2020 and expiring on October 30, 2025 for a total of $282 per annum for an aggregate rental income of $1,431 over the term of the sublease. Under the terms, the Company has a right to terminate the sublease upon six months’ written notice to the subtenant, which could not occur prior to April 30, 2021, whereas the subtenant has a right to terminate the sublease upon eight months’ written notice to the sublandlord, which shall not occur prior to February 28, 2022. This sublease agreement resulted in the recognition of a net investment in sublease by the Company under long-term assets in the statements of financial position.

On April 6, 2021, through the acquisition of EIC as described in Note 28, the Company acquired the lease of a 51,585 square foot manufacturing facility in Winnipeg, Manitoba wherein EIC is the lessee. The lease agreement commenced on June 1, 2019, with the lease end date of May 31, 2029 and was accounted for as a right-of-use asset and lease liability under IFRS 16 by EIC. At the date of acquisition, the right-of-use asset acquired and lease liability assumed were recorded at fair value of $1,742.
The following is a continuity schedule of lease liabilities for the years ended August 31, 2021 and 2020:

	AUGUST 31, 2021	AUGUST 31, 2020
Opening balance, September 1	$3,705	$—
IFRS 16 transition	—	2,219
Acquisitions through business combination (Note 28)	1,742	—
Lease additions	1,541	2,220
Lease payments	(1,682)	(897)
Interest expense on lease liabilities	329	163
Ending balance	5,635	3,705
Current portion (included in accounts payable and accrued liabilities)	(984)	(1,088)
Long-term portion (included in other liabilities)	$4,651	$2,617

The undiscounted contractual payments relating to the current and future lease liabilities at August 31, 2021 is:

Less than 1 year	$1,359
1 to 2 years	1,355
2 to 3 years	1,315
3 to 4 years	1,109
4 to 5 years	576
Thereafter	1,307
Total	$7,021

The undiscounted contractual payments relating to the current and future lease receivables at August 31, 2021 is:

Less than 1 year	$355
1 to 2 years	355
2 to 3 years	355
3 to 4 years	355
4 to 5 years	59
Thereafter	—
Total undiscounted lease receivable	1,479
Unearned finance income	(106)
1,373
Less: current portion (included in accounts receivable)	(288)
Net Investment in sub-lease	$1,085